Schedule of Investments (unaudited) March 31, 2023	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 5.4%
Johnson Controls International PLC(a)	167,509	$10,087,392
Kingspan Group PLC	107,115	7,340,085
Trane Technologies PLC(a)	55,450	10,201,691

		27,629,168

Chemicals — 4.1%
Air Liquide SA	47,218	7,903,754
LG Chem Ltd.	9,200	5,052,581
Linde PLC	22,278	7,830,414

		20,786,749

Commercial Services & Supplies — 5.2%
Waste Connections, Inc.	77,750	10,812,692
Waste Management, Inc.(a)(b)	98,600	16,088,562

		26,901,254

Construction & Engineering — 5.4%
MasTec, Inc.(a)(c)	29,000	2,738,760
Quanta Services, Inc.(a)	48,460	8,075,374
Vinci SA	148,150	16,984,260

		27,798,394

Electric Utilities — 29.9%
American Electric Power Co., Inc.(a)	164,500	14,967,855
Duke Energy Corp.(a)	121,218	11,693,900
EDP - Energias de Portugal SA	1,690,950	9,213,840
Enel SpA	3,654,975	22,291,497
Exelon Corp.(a)	339,258	14,211,518
FirstEnergy Corp.(a)	87,550	3,507,253
Iberdrola SA	993,813	12,380,721
Neoenergia SA	902,200	2,670,047
NextEra Energy, Inc.(a)(b)	550,580	42,457,528
Orsted A/S(d)	74,600	6,360,989
PG&E Corp.(a)(c)	467,600	7,561,092
Xcel Energy, Inc.(a)	87,390	5,893,582

		153,209,822

Electrical Equipment — 4.9%
Eaton Corp. PLC(a)	21,990	3,767,767
Prysmian SpA	69,750	2,928,852
Schneider Electric SE	31,682	5,294,815
Sunrun, Inc.(c)(e)	103,350	2,082,503
Vestas Wind Systems A/S	379,121	11,049,258

		25,123,195

Electronic Equipment, Instruments & Components — 1.7%
Rogers Corp.(c)	21,600	3,530,088
Samsung SDI Co. Ltd.	9,150	5,197,554

		8,727,642

Ground Transportation — 1.0%
Union Pacific Corp.(a)	25,500	5,132,130

Independent Power and Renewable Electricity Producers — 9.4%
AES Corp.(a)	257,190	6,193,135
China Longyuan Power Group Corp. Ltd., Class H	3,472,000	3,960,904
EDP Renovaveis SA	496,806	11,379,804
Orron Energy AB	1,827,250	2,401,922
RWE AG	513,795	22,107,752
Sunnova Energy International, Inc.(c)(e)	140,150	2,189,143

		48,232,660

Machinery — 5.0%
Atlas Copco AB, B Shares	1,064,300	12,242,362

Security	Shares	Value

Machinery (continued)
Ingersoll Rand, Inc.(a)	130,750	$7,607,035
Spirax-Sarco Engineering PLC	37,650	5,527,877

		25,377,274

Multi-Utilities — 11.3%
CMS Energy Corp.(a)	130,410	8,004,566
Dominion Energy, Inc.(a)(b)	176,898	9,890,367
National Grid PLC	898,474	12,153,655
Public Service Enterprise Group, Inc.(a)	206,942	12,923,528
Sempra Energy(a)(b)	100,350	15,168,906

		58,141,022

Oil, Gas & Consumable Fuels — 10.2%
Cheniere Energy, Inc.(a)	79,550	12,537,080
Enterprise Products Partners LP(a)	249,413	6,459,797
Kinder Morgan, Inc.(a)	740,450	12,965,279
TC Energy Corp.	159,550	6,206,100
Williams Cos., Inc.(a)(b)	469,105	14,007,475

		52,175,731

Semiconductors & Semiconductor Equipment — 4.6%
Analog Devices, Inc.(a)	20,424	4,028,021
ASML Holding NV	5,950	4,054,616
Canadian Solar, Inc.(c)	82,140	3,269,994
First Solar, Inc.(a)(c)	17,934	3,900,645
Infineon Technologies AG	101,600	4,172,221
STMicroelectronics NV	78,250	4,169,447

		23,594,944

Total Long-Term Investments — 98.1% (Cost: $349,995,269)		502,829,985

Short-Term Securities

Money Market Funds — 2.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(f)(g)	13,260,943	13,260,943
SL Liquidity Series, LLC, Money Market Series, 5.01%(f)(g)	962,993	962,993

Total Short-Term Securities — 2.8% (Cost: $14,223,893)		14,223,936

Total Investments Before Options Written — 100.9% (Cost: $364,219,162)		517,053,921

Options Written — (1.0)% (Premiums Received: $(4,019,892))		(4,887,123)

Total Investments, Net of Options Written — 99.9% (Cost: $360,199,270)		512,166,798
Other Assets Less Liabilities — 0.1%		427,293

Net Assets — 100.0%		$512,594,091

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	Non-income producing security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of this security is on loan.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.

1

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$11,042,199	$2,218,744	(a)	$—	$—	$—	$13,260,943	13,260,943	$122,397		$—
SL Liquidity Series, LLC, Money Market Series	225,179	736,865	(a)	—	1,028	(79)	962,993	962,993	4,728	(b)	—

					$1,028	$(79)	$14,223,936		$127,125		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Enterprise Products Partners LP	216	04/06/23	USD	26.00	USD	559	$(3,564)
First Solar, Inc.	26	04/06/23	USD	220.00	USD	566	(7,826)
Kinder Morgan, Inc.	768	04/06/23	USD	18.00	USD	1,345	(1,920)
AES Corp	574	04/12/23	USD	27.50	USD	1,382	(172)
American Electric Power Co., Inc.	509	04/14/23	USD	92.75	USD	4,631	(45,391)
Analog Devices, Inc.	24	04/14/23	USD	190.00	USD	473	(21,240)
Cheniere Energy, Inc.	97	04/14/23	USD	160.00	USD	1,529	(23,037)
Enterprise Products Partners LP	198	04/14/23	USD	26.50	USD	513	(1,980)
Kinder Morgan, Inc.	1,055	04/14/23	USD	17.50	USD	1,847	(28,485)
PG&E Corp.	815	04/14/23	USD	17.00	USD	1,318	(3,668)
Williams Cos., Inc.	670	04/14/23	USD	31.00	USD	2,001	(6,700)
AES Corp.	330	04/21/23	USD	25.00	USD	795	(9,075)
American Electric Power Co., Inc.	66	04/21/23	USD	92.50	USD	601	(7,755)
Analog Devices, Inc.	23	04/21/23	USD	192.50	USD	454	(18,055)
Dominion Energy, Inc.	304	04/21/23	USD	60.00	USD	1,700	(3,040)
Dominion Energy, Inc.	315	04/21/23	USD	57.50	USD	1,761	(18,900)
Duke Energy Corp.	219	04/21/23	USD	100.00	USD	2,113	(8,760)
Eaton Corp. PLC	48	04/21/23	USD	180.00	USD	822	(3,240)
Eaton Corp. PLC	30	04/21/23	USD	170.00	USD	514	(13,650)
Enterprise Products Partners LP	89	04/21/23	USD	26.00	USD	231	(3,293)
Exelon Corp.	193	04/21/23	USD	42.00	USD	808	(15,923)
Exelon Corp.	340	04/21/23	USD	41.00	USD	1,424	(50,150)
FirstEnergy Corp.	156	04/21/23	USD	41.00	USD	625	(5,850)
Ingersoll Rand, Inc.	265	04/21/23	USD	60.00	USD	1,542	(13,913)
Johnson Controls International PLC	202	04/21/23	USD	67.50	USD	1,216	(1,515)
MasTec, Inc.	101	04/21/23	USD	105.00	USD	954	(9,090)
NextEra Energy, Inc.	1,298	04/21/23	USD	77.50	USD	10,005	(233,640)
NextEra Energy, Inc.	629	04/21/23	USD	75.00	USD	4,848	(213,860)
PG&E Corp.	815	04/21/23	USD	17.00	USD	1,318	(8,150)
Public Service Enterprise Group, Inc.	299	04/21/23	USD	61.80	USD	1,867	(53,413)
Sempra Energy	173	04/21/23	USD	165.00	USD	2,615	(5,190)
Trane Technologies PLC	66	04/21/23	USD	185.00	USD	1,214	(26,730)
Waste Management, Inc.	175	04/21/23	USD	155.00	USD	2,855	(159,250)
Xcel Energy, Inc.	153	04/21/23	USD	66.72	USD	1,032	(30,570)
Quanta Services, Inc.	85	04/24/23	USD	156.50	USD	1,416	(100,933)
Analog Devices, Inc.	24	04/28/23	USD	195.00	USD	473	(17,400)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Cheniere Energy, Inc.	144	04/28/23	USD	157.50	USD	2,269	$(79,200)
Enterprise Products Partners LP	369	04/28/23	USD	25.50	USD	956	(28,044)
Union Pacific Corp.	89	04/28/23	USD	195.00	USD	1,791	(89,890)
Williams Cos., Inc.	478	04/28/23	USD	30.00	USD	1,427	(34,655)
First Solar, Inc.	36	05/05/23	USD	232.50	USD	783	(27,000)
Waste Management, Inc.	170	05/05/23	USD	160.00	USD	2,774	(104,550)
Williams Cos., Inc.	493	05/05/23	USD	30.00	USD	1,472	(45,602)
Johnson Controls International PLC	100	05/10/23	USD	62.75	USD	602	(10,668)
Kinder Morgan, Inc.	768	05/12/23	USD	18.00	USD	1,345	(19,200)
Public Service Enterprise Group, Inc.	207	05/12/23	USD	59.25	USD	1,293	(87,571)
Cheniere Energy, Inc.	37	05/19/23	USD	165.00	USD	583	(16,280)
CMS Energy Corp.	228	05/19/23	USD	60.00	USD	1,399	(60,990)
Duke Energy Corp.	205	05/19/23	USD	99.00	USD	—	(30,810)
Exelon Corp.	264	05/19/23	USD	43.00	USD	1,106	(24,420)
FirstEnergy Corp.	150	05/19/23	USD	42.00	USD	601	(6,375)
Ingersoll Rand, Inc.	192	05/19/23	USD	55.00	USD	1,117	(94,080)
Johnson Controls International PLC	357	05/19/23	USD	65.79	USD	2,150	(16,239)
Public Service Enterprise Group, Inc.	218	05/19/23	USD	59.75	USD	1,361	(87,634)
Quanta Services, Inc.	84	05/19/23	USD	170.00	USD	1,400	(54,180)
TC Energy Corp.	279	05/19/23	CAD	54.00	CAD	1,467	(21,882)
Trane Technologies PLC	139	05/19/23	USD	186.00	USD	2,557	(94,739)
TC Energy Corp.	279	06/16/23	CAD	54.00	CAD	1,467	(30,966)

							$(2,240,303)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Atlas Copco AB, B Shares	Goldman Sachs International	90,600	04/04/23	SEK	116.56	SEK	10,816	$(28,019)
LG Chem Ltd.	JPMorgan Chase Bank N.A.	3,400	04/04/23	KRW	703,040.00	KRW	2,430,890	(41,921)
Neoenergia SA	JPMorgan Chase Bank N.A.	259,000	04/04/23	BRL	14.82	BRL	3,885	(13,489)
Orsted A/S	Goldman Sachs International	19,200	04/04/23	DKK	648.68	DKK	11,246	—
RWE AG	Goldman Sachs International	41,000	04/04/23	EUR	40.83	EUR	1,627	(1,691)
Spirax-Sarco Engineering PLC	Morgan Stanley & Co. International PLC	13,900	04/04/23	GBP	122.67	GBP	1,654	(2,799)
STMicroelectronics NV	Goldman Sachs International	35,000	04/04/23	EUR	47.43	EUR	1,720	(63,775)
EDP Renovaveis SA	Goldman Sachs International	63,200	04/05/23	EUR	19.90	EUR	1,335	(82,971)
Enel SpA	Goldman Sachs International	570,700	04/05/23	EUR	5.36	EUR	3,209	(166,101)
Iberdrola SA	Royal Bank of Canada	107,700	04/05/23	EUR	10.92	EUR	1,237	(66,540)
Infineon Technologies AG	Royal Bank of Canada	6,200	04/05/23	EUR	35.19	EUR	235	(17,100)
EDP - Energias de Portugal SA	Goldman Sachs International	183,500	04/11/23	EUR	4.83	EUR	922	(39,604)
Xcel Energy, Inc.	Citibank N.A.	15,200	04/11/23	USD	70.85	USD	1,025	(1,621)
China Longyuan Power Group Corp., Ltd., Class H	JPMorgan Chase Bank N.A.	670,000	04/12/23	HKD	11.15	HKD	6,000	(103)
Kingspan Group PLC	Goldman Sachs International	20,600	04/12/23	EUR	64.74	EUR	1,302	(12,390)
Vestas Wind Systems A/S	Morgan Stanley & Co. International PLC	81,700	04/12/23	DKK	203.96	DKK	16,357	(41,620)
National Grid PLC	UBS AG	185,100	04/19/23	GBP	10.48	GBP	2,030	(126,932)
CMS Energy Corp	BNP Paribas SA	22,800	04/24/23	USD	59.81	USD	1,399	(53,499)
EDP Renovaveis SA	UBS AG	81,000	04/26/23	EUR	21.08	EUR	1,711	(57,442)
Infineon Technologies AG	Citibank N.A.	25,000	04/26/23	EUR	37.28	EUR	947	(44,560)
Air Liquide SA	UBS AG	16,600	04/27/23	EUR	153.85	EUR	2,562	(51,918)
ASML Holding NV	Goldman Sachs International	2,100	04/27/23	EUR	621.10	EUR	1,320	(58,503)
Exelon Corp.	Goldman Sachs International	39,000	04/27/23	USD	41.59	USD	1,634	(50,603)
National Grid PLC	Goldman Sachs International	129,400	04/27/23	GBP	10.62	GBP	1,419	(75,156)
RWE AG	UBS AG	138,800	04/27/23	EUR	40.17	EUR	5,507	(110,408)
Waste Connections, Inc.	UBS AG	27,200	04/27/23	USD	136.45	USD	3,783	(128,732)
EDP - Energias de Portugal SA	Morgan Stanley & Co. International PLC	164,700	05/02/23	EUR	4.89	EUR	828	(15,967)
Iberdrola SA	Morgan Stanley & Co. International PLC	240,100	05/02/23	EUR	11.15	EUR	2,758	(115,756)
Orron Energy AB	Goldman Sachs International	375,500	05/02/23	SEK	15.20	SEK	5,123	(12,025)
Schneider Electric SE	Goldman Sachs International	5,900	05/02/23	EUR	160.08	EUR	909	(12,231)

3

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Samsung SDI Co. Ltd.	JPMorgan Chase Bank N.A.	3,300	05/09/23	KRW	748,391.33	KRW	2,440,354	$(64,553)
China Longyuan Power Group Corp., Ltd., Class H	UBS AG	545,000	05/10/23	HKD	10.14	HKD	4,881	(13,054)
Kingspan Group PLC	Morgan Stanley & Co. International PLC	16,900	05/10/23	EUR	63.69	EUR	1,068	(38,139)
Prysmian SpA	Morgan Stanley & Co. International PLC	24,500	05/10/23	EUR	37.52	EUR	949	(44,993)
Vinci SA	UBS AG	51,800	05/10/23	EUR	107.22	EUR	5,476	(55,653)
Sempra Energy	BNP Paribas SA	17,800	05/12/23	USD	149.07	USD	2,691	(111,223)
Atlas Copco AB, B Shares	Morgan Stanley & Co. International PLC	282,000	05/16/23	SEK	114.85	SEK	33,667	(371,464)
EDP Renovaveis SA	Barclays Bank PLC	29,600	05/16/23	EUR	20.64	EUR	625	(34,222)
Enel SpA	Goldman Sachs International	708,600	05/16/23	EUR	5.54	EUR	3,985	(168,558)
Infineon Technologies AG	Goldman Sachs International	4,400	05/16/23	EUR	35.26	EUR	167	(16,700)
Orron Energy AB	Morgan Stanley & Co. International PLC	264,000	05/16/23	SEK	14.02	SEK	3,602	(22,793)
Orsted A/S	UBS AG	6,900	05/16/23	DKK	569.98	DKK	4,042	(30,681)
Schneider Electric SE	UBS AG	5,200	05/16/23	EUR	149.10	EUR	801	(39,580)
Vestas Wind Systems A/S	Morgan Stanley & Co. International PLC	51,000	05/16/23	DKK	194.43	DKK	10,210	(104,804)
EDP - Energias de Portugal SA	Morgan Stanley & Co. International PLC	243,700	05/17/23	EUR	4.83	EUR	1,224	(36,927)

								$(2,646,820)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Building Products	$20,289,083	$7,340,085	$—	$27,629,168
Chemicals	7,830,414	12,956,335	—	20,786,749
Commercial Services & Supplies	26,901,254	—	—	26,901,254
Construction & Engineering	10,814,134	16,984,260	—	27,798,394
Electric Utilities	102,962,775	50,247,047	—	153,209,822
Electrical Equipment	5,850,270	19,272,925	—	25,123,195
Electronic Equipment, Instruments & Components	3,530,088	5,197,554	—	8,727,642

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Ground Transportation	$5,132,130	$—	$—	$5,132,130
Independent Power and Renewable Electricity Producers	8,382,278	39,850,382	—	48,232,660
Machinery	7,607,035	17,770,239	—	25,377,274
Multi-Utilities	45,987,367	12,153,655	—	58,141,022
Oil, Gas & Consumable Fuels	52,175,731	—	—	52,175,731
Semiconductors & Semiconductor Equipment	11,198,660	12,396,284	—	23,594,944
Short-Term Securities
Money Market Funds	13,260,943	—	—	13,260,943

	$321,922,162	$194,168,766	$—	516,090,928

Investments Valued at NAV(a)				962,993

				$517,053,921

Derivative Financial Instruments(b)
Liabilities

Equity Contracts	$(1,682,163)	$(3,204,960)	$—	$(4,887,123)

(a)	Certain investments of the Trust were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

BRL	Brazilian Real

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

KRW	South Korean Won

SEK	Swedish Krona

USD	United States Dollar

Portfolio Abbreviation

LP	Limited Partnership

5